Consolidated Statements of Changes in Shareholders’ Deficit - EUR (€)		Ordinary Shares Class A	Ordinary Shares Class B	Ordinary Shares	Subscription Receivable	Other Reserves	Accumulated Deficit	Total Shareholders’ Deficit	Non- Controlling Interest	Total
Balance at Dec. 31, 2020	[1]	€ 13,466	€ 473		€ (13,939)	€ 25,243	€ (192,280)	€ (167,037)		€ (167,037)
Balance (in Shares) at Dec. 31, 2020	[1]	2,850,000	100,000
Imputed interest						272		272		272
Loss for the year							(87,056)	(87,056)		(87,056)
Balance at Dec. 31, 2021	[1]	€ 13,466	€ 473		(13,939)	25,515	(279,336)	(253,821)		(253,821)
Balance (in Shares) at Dec. 31, 2021	[1]	2,850,000	100,000
Shares issued for cash		€ 35,374	€ 11,001	€ 1	13,003	1,262,228		1,321,607		1,321,607
Shares issued for cash (in Shares)		7,600,000	2,355,000	1
Surrender of shares		€ (12,852)	€ (1,168)	€ (1)	1	14,020
Surrender of shares (in Shares)		(2,750,000)	(250,000)	(1)
Exchange difference arising from translation						26,773		26,773		26,773
Imputed interest						1,083		1,083		1,083
Loss for the year							(1,226,855)	(1,226,855)		(1,226,855)
Balance at Dec. 31, 2022		€ 35,988	€ 10,306		(935)	1,329,619	(1,506,191)	(131,213)		(131,213)
Balance (in Shares) at Dec. 31, 2022		7,700,000	2,205,000
Shares issued for cash			€ 6,936			6,770,184		6,777,120		6,777,120
Shares issued for cash (in Shares)			1,650,000
Share options						170,317		170,317		170,317
Shares issued for services			€ 1,184			108,644		109,829		109,829
Shares issued for services (in Shares)			105,000
Exchange difference arising from translation						40,119		40,119		40,119
Non-controlling interests on acquisition of subsidiary									889,983	889,984
Loss for the year							(4,438,440)	(4,438,440)	(473,225)	(4,911,665)
Balance at Dec. 31, 2023		€ 35,988	€ 18,426		€ (935)	€ 8,418,883	€ (5,944,631)	€ 2,527,732	€ 416,758	€ 2,944,490
Balance (in Shares) at Dec. 31, 2023		7,700,000	3,960,000

[1]	The share amounts are presented on a retrospective basis for founder shares.